Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property, plant and equipment
TDS’ Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2020 and 2019, were as follows:

December 31,	Useful Lives (Years)	2020	2019
(Dollars in millions)
Land	N/A	$56	$57
Buildings	5-40	533	527
Leasehold and land improvements	1-30	1,404	1,314
Cable and wire	15-40	2,195	1,996
Network and switching equipment	3-10	2,634	2,507
Cell site equipment	7-25	4,017	3,708
Office furniture and equipment	3-10	394	387
Other operating assets and equipment	1-12	189	174
System development	1-7	1,709	1,604
Work in process	N/A	528	590
Total property, plant and equipment, gross		13,659	12,864
Accumulated depreciation and amortization		(9,687)	(9,337)
Total property, plant and equipment, net		$3,972	$3,527